Derivatives - Schedule of Transactions hedged by Cash Flow Hedges (Parenthetical) (Detail) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Derivative Financial Instruments [line items]
Notional amount in currency of denomination	€ 16,353		€ 16,964
JPY [member] | Derivative instrument at 0.750% [member]
Derivative Financial Instruments [line items]
Notional amount in currency of denomination		$ 187.6	€ 20,000